Cover	Mar. 30, 2021
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Mar. 30, 2021
Entity File Number	1-2451
Entity Registrant Name	National Presto Industries, Inc.
Entity Central Index Key	0000080172
Entity Tax Identification Number	39-0494170
Entity Incorporation, State or Country Code	WI
Entity Address, Address Line One	3925 North Hastings Way
Entity Address, City or Town	Eau Claire
Entity Address, State or Province	WI
Entity Address, Postal Zip Code	54703-3703
City Area Code	715
Local Phone Number	839-2121
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, $1.00 par value
Trading Symbol	NPK
Security Exchange Name	NYSE
Entity Emerging Growth Company	false